RBC BlueBay Emerging Market Select Bond Fund
RBC BlueBay Emerging Market Select Bond Fund
Investment Objective
The Fund seeks to achieve a high level of total return consisting of income and capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the RBC Funds. More information about these and other discounts is available from your financial professional and under the subheading “Reducing the Initial Sales Charge on Purchases of Class A Shares” on page 77 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - RBC BlueBay Emerging Market Select Bond Fund		Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		4.25%	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	[1]	none	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)		2.00%	2.00%
[1]	A 1.00% contingent deferred sales charge ("CDSC") is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - RBC BlueBay Emerging Market Select Bond Fund		Class A	Class I
Management Fees		0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		2.84%	0.39%
Total Annual Fund Operating Expenses		3.84%	1.14%
Fee Waiver and/or Expense Reimbursement	[1]	(2.69%)	(0.24%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		1.15%	0.90%
[1]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding distribution fees, brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund's business and acquired fund fees and expenses) to 0.90% of the Fund's average daily net assets. This expense limitation agreement will remain in place until January 31, 2017 and may not be terminated by the Advisor prior to that date. The Fund will carry forward, for a period not to exceed 3 years from the end of the fiscal year in which the Advisor waives fees or pays expenses, any expenses in excess of the expense limitation and repay the Advisor such amounts provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - RBC BlueBay Emerging Market Select Bond Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A	537	1,310	2,100	4,158
Class I	92	338	604	1,365

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 282% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in fixed income securities and/or investments that provide exposure to fixed income securities of issuers tied to emerging market countries that are considered by the Fund to have the potential to provide a high level of total return.

A security is economically tied to an emerging market country if it is issued by a foreign government (or any political subdivision, agency, authority or instrumentality of such government) or corporation and the security is principally traded on the emerging market country’s securities markets, or the issuer principally operates in the emerging market country, derives a significant percentage of its income from its operation within the emerging market country, or has a significant percentage of its assets in the emerging market country. The Fund may consider classifications by the World Bank, the International Finance Corporation or the United Nations (and its agencies) in determining whether a country is emerging or developed. Currently, emerging market countries include, but are not limited to, countries in Asia (excluding Japan), Africa, Eastern Europe, the Middle East, and Latin America.

The Fund will normally invest in a portfolio of fixed income securities denominated in both the U.S. Dollar and currencies of other developed countries, and in currencies of the local emerging market countries. Currencies of developed countries include: U.S. Dollar, Canadian Dollar, Euro, GB Pound and Japanese Yen. Local currencies can be defined as the currency of the issuer based in emerging market countries worldwide (e.g. Brazil bonds issued in Brazilian Real).

The Fund will invest, either directly or indirectly (e.g. via derivatives such as credit linked notes, interest rate swaps, total return swaps and credit default swaps), primarily in fixed income securities of any rating (i.e. including investment grade and below investment grade (junk bonds)) issued by emerging market issuers or entities domiciled in an emerging market country, as well as in distressed debt securities of issuers from emerging market countries. The Fund may invest in securities of any market capitalization and may from time to time invest a significant amount of its assets in fixed income securities issued by smaller companies.

Derivatives, which are instruments that have a value based on another instrument, interest rate, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and forwards as tools in the management of portfolio assets. The Fund may use such derivatives through either the creation of long and short positions to hedge various investments, for investment purposes, for risk management and/or to increase income or gain to the Fund.

The Fund may invest in bonds issued by sovereign nations for restructuring foreign debt, sovereign and corporate issues, bonds issued by sovereign nations which are traded in local markets in local currency, and bonds and notes issued by banks and corporations which are traded in local markets. The Fund takes active exposure to investments in foreign currencies, including the local currencies in the emerging markets countries. The Fund will vary its proportion invested in developed country currency instruments and emerging markets currency instruments according to the investment view of the Fund in relation to the relevant instruments. In making this selection, the Fund will consider in particular the credit rating, the currency (in case of emerging market currency instruments only) and the interest rate of such instruments. There is no limit on the number of countries in which the Fund may invest and the Fund may invest in a number of different countries at any time.

The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Principal Risks

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Sub-Advisor’s ability to make investment decisions that are suited to achieve the Fund’s investment objective.

Issuer/Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which could cause the Fund to lose money.

Interest Rate Risk. The Fund’s yield and value will fluctuate as the general level of interest rates change. During periods when interest rates are low, the Fund’s yield may also be low. When interest rates increase, securities held by the Fund will generally decline in value.

Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses. A Fund’s investments may be overweighted from time to time in one or more sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.

Foreign Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities.

Emerging Markets Risk. The Fund primarily invests in emerging markets. The securities markets of most emerging market countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. These risks are not normally associated with investments in more developed countries.

Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. Dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. Dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Derivatives Risk. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would have been if it had not used derivatives. Derivatives may also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty. Certain derivatives are subject to mandatory clearing. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not make derivatives transactions risk-free.

Non-Diversified Fund Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities.

High Yield Securities Risk. High yield securities, which are non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and have a higher risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Liquidity Risk. The Fund may be subject to the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities (including securities deemed liquid at the time of purchase that subsequently became less liquid) at an advantageous time or price or achieve its desired level of exposure to a certain sector.

Custodial Risk. The Fund may invest in markets where custodian and/or settlement systems are not fully developed. The assets of the Fund which are traded in such markets and which have been entrusted to sub-custodians, in circumstances where the use of such sub-custodians is necessary, may be exposed to risk in circumstances whereby the custodian will have no liability.

Valuation Risk. The Fund’s assets are comprised mainly of quoted investments where a valuation price can be obtained from an exchange or similarly verifiable source. However, there is a risk that where the Fund invests in unquoted and/or illiquid investments the values at which these investments are sold may be significantly different from the estimated fair values of these investments.

Credit Spread Risk. The Fund’s investments may be adversely affected if any of the issuers it is invested in are subject to an actual or perceived deterioration to their credit quality. Any actual or perceived deterioration may lead to an increase in the credit spreads and a decline in price of the issuer’s securities.

Loan Risk. The Fund may invest in loans including loans that are rated below investment grade or the unrated equivalent. Like other high yield, corporate debt instruments, such loans are subject to an increased risk of default in the payment of principal and interest as well as the other risks described under “Interest Rate Risk,” “Issuer/Credit Risk,” and “High Yield Securities Risk.”

Smaller Company Risk. The risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities of larger companies, due to narrow markets and limited resources of smaller companies. The Fund’s investments in smaller companies subject it to greater levels of credit, market and issuer risk.

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities.

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund’s average annual total returns (before and after taxes) compare with those of a broad-based securities index. The returns for Class A shares may be lower than the returns of Class I shares shown in the bar chart and performance table because expenses of the two classes differ. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

Annual Total Return – Class I Shares

During the periods shown in the chart for Class I Shares of the Fund:
	Quarter	Year	Returns
Best quarter:	Q1	2012	6.20%
Worst quarter:	Q2	2013	(6.01)%

Performance Table

The table below shows before and after tax returns for Class I shares only. Before tax returns for Class A shares assume applicable maximum sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares. The inception dates of Class I shares and Class A shares of the Fund are November 30, 2011 and November 27, 2013, respectively.

Average Annual Total Returns - RBC BlueBay Emerging Market Select Bond Fund	Past Year	Since Inception	Inception Date
Class I	(7.75%)	(0.55%)	Nov. 30, 2011
Class I | Return After Taxes on Distributions	(7.75%)	(1.33%)	Nov. 30, 2011
Class I | Return After Taxes on Distributions and Sale of Shares	(4.39%)	(0.68%)	Nov. 30, 2011
Class A	(11.88%)	(5.92%)	Nov. 27, 2013
JPMorgan EMBI Global Diversified Index (reflects no deduction for fees, expenses or taxes)	1.18%	5.05%	Nov. 30, 2011
JPMorgan GBI-EM Broad Diversified Index (reflects no deduction for fees, expenses or taxes)	(12.01%)	(2.34%)	Nov. 30, 2011
50% JPMorgan EMBI Global Diversified and 50% JPMorgan GBI-EM Broad Diversified Index (reflects no deduction for fees, expenses or taxes)	(5.59%)	1.33%	Nov. 30, 2011

The Fund’s index previously was a blended index of the JPMorgan EMBI Global Diversified Index (50%) and the JPMorgan GBI-EM Broad Diversified Index (50%). The Fund changed its benchmark to allow for a better comparison of the Fund’s performance against a broad-based securities market index.

RBC BlueBay Emerging Market Corporate Bond Fund
RBC BlueBay Emerging Market Corporate Bond Fund
Investment Objective
The Fund seeks to achieve a high level of total return consisting of income and capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the RBC Funds. More information about these and other discounts is available from your financial professional and under the subheading “Reducing the Initial Sales Charge on Purchases of Class A Shares” on page 77 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - RBC BlueBay Emerging Market Corporate Bond Fund		Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		4.25%	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	[1]	none	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)		2.00%	2.00%
[1]	A 1.00% CDSC is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - RBC BlueBay Emerging Market Corporate Bond Fund		Class A	Class I
Management Fees		0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		34.35%	0.89%
Total Annual Fund Operating Expenses		35.45%	1.74%
Fee Waiver and/or Expense Reimbursement	[1]	(34.625%)	(1.165%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.825%	0.575%
[1]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding distribution fees, brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund's business and acquired fund fees and expenses) to 0.575% of the Fund's average daily net assets. This expense limitation agreement will remain in place until October 31, 2017 and may not be terminated by the Advisor prior to that date. The Fund will carry forward, for a period not to exceed 3 years from the end of the fiscal year in which the Advisor waives fees or pays expenses, any expenses in excess of the expense limitation and repay the Advisor such amounts provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - RBC BlueBay Emerging Market Corporate Bond Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A	506	5,588	8,047	9,975
Class I	59	434	834	1,955

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 172% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in fixed income securities and/or investments that provide exposure to fixed income securities of corporate issuers tied to emerging market countries.

A security is economically tied to an emerging market country if it is issued by a foreign government (or any political subdivision, agency, authority or instrumentality of such government) or corporation and the security is principally traded on the emerging market country’s securities markets, or the issuer principally operates in the emerging market country, derives a significant percentage of its income from its operation within the emerging market country, or has a significant percentage of its assets in the emerging market country. The Fund may consider classifications by the World Bank, the International Finance Corporation or the United Nations (and its agencies) in determining whether a country is emerging or developed. Currently, emerging market countries include, but are not limited to, countries in Asia (excluding Japan), Africa, Eastern Europe, the Middle East, and Latin America.

The Fund will normally invest, either directly or indirectly (e.g. via derivatives such as credit linked notes, interest rate swaps, total return swaps and credit default swaps), primarily in fixed income securities of any rating (i.e. including investment grade and below investment grade (junk bonds)), unrated debt securities and distressed debt securities issued by emerging market corporate issuers, denominated in the U.S. Dollar and currencies of other developed countries. The Fund may invest in securities of any market capitalization and may from time to time invest a significant amount of its assets in fixed income securities issued by smaller companies.

Derivatives, which are instruments that have a value based on another instrument, interest rate, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and forwards as tools in the management of portfolio assets. The Fund may use such derivatives through either the creation of long and short positions to hedge various investments, for investment purposes, for risk management and/or to increase income or gain to the Fund.

The Fund’s investments may include securities traded in local emerging markets. Currencies of developed countries include: U.S. Dollar, Canadian Dollar, Euro, GB Pound and Japanese Yen. Local currencies can be defined as the currency of the issuer based in emerging market countries worldwide (e.g. Brazil bonds issued in Brazilian Real).

Principal Risks

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Sub-Advisor’s ability to make investment decisions that are suited to achieve the Fund’s investment objective.

Issuer/Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which could cause the Fund to lose money.

Interest Rate Risk. The Fund’s yield and value will fluctuate as the general level of interest rates change. During periods when interest rates are low, the Fund’s yield may also be low. When interest rates increase, securities held by the Fund will generally decline in value.

Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses. A Fund’s investments may be overweighted from time to time in one or more sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.

Foreign Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Emerging Markets Risk. The Fund primarily invests in emerging markets. The securities markets of most emerging market countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. These risks are not normally associated with investments in more developed countries.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. Dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. Dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

Derivatives Risk. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would have been if it had not used derivatives. Derivatives may also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty. Certain derivatives are subject to mandatory clearing. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not make derivatives transactions risk-free.

High Yield Securities Risk. High yield securities, which are non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and have a higher risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Liquidity Risk. The Fund may be subject to the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities (including securities deemed liquid at the time of purchase that subsequently became less liquid) at an advantageous time or price or achieve its desired level of exposure to a certain sector.

Custodial Risk. The Fund may invest in markets where custodian and/or settlement systems are not fully developed. The assets of the Fund which are traded in such markets and which have been entrusted to sub-custodians, in circumstances where the use of such sub-custodians is necessary, may be exposed to risk in circumstances whereby the custodian will have no liability.

Valuation Risk. The Fund’s assets are comprised mainly of quoted investments where a valuation price can be obtained from an exchange or similarly verifiable source. However, there is a risk that where the Fund invests in unquoted and/or illiquid investments the values at which these investments are sold may be significantly different from the estimated fair values of these investments.

Credit Spread Risk. The Fund’s investments may be adversely affected if any of the issuers it is invested in are subject to an actual or perceived deterioration to their credit quality. Any actual or perceived deterioration may lead to an increase in the credit spreads and a decline in price of the issuer’s securities.

Loan Risk. The Fund may invest in loans including loans that are rated below investment grade or the unrated equivalent. Like other high yield, corporate debt instruments, such loans are subject to an increased risk of default in the payment of principal and interest as well as the other risks described under “Interest Rate Risk,” “Issuer/Credit Risk,” and “High Yield Securities Risk.”

Smaller Company Risk. The risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities of larger companies, due to narrow markets and limited resources of smaller companies. The Fund’s investments in smaller companies subject it to greater levels of credit, market and issuer risk.

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities.

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund’s average annual total returns (before and after taxes) compare with those of a broad-based securities index. The returns for Class A shares may be lower than the returns of Class I shares shown in the bar chart and performance table because expenses of the two classes differ. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

Annual Total Return – Class I Shares

During the periods shown in the chart for Class I Shares of the Fund:
	Quarter	Year	Returns
Best quarter:	Q1	2012	5.74%
Worst quarter:	Q2	2013	(6.23)%

Performance Table

The table below shows before and after tax returns for Class I shares only. Before tax returns for Class A shares assume applicable maximum sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares. The inception dates of Class I shares and Class A shares of the Fund are November 30, 2011 and November 27, 2013, respectively.

Average Annual Total Returns - RBC BlueBay Emerging Market Corporate Bond Fund	Past Year	Since Inception	Inception Date
Class I	(2.40%)	3.55%	Nov. 30, 2011
Class I | Return After Taxes on Distributions	(3.78%)	1.30%	Nov. 30, 2011
Class I | Return After Taxes on Distributions and Sale of Shares	(1.34%)	1.84%	Nov. 30, 2011
Class A	(6.68%)	(1.10%)	Nov. 27, 2013
JPMorgan Corporate Emerging Market Bond Index (CEMBI) Diversified (reflects no deduction for fees, expenses or taxes)	1.18%	5.45%	Nov. 30, 2011

RBC BlueBay Global High Yield Bond Fund
RBC BlueBay Global High Yield Bond Fund
Investment Objective
The Fund seeks to achieve a high level of total return consisting of income and capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the RBC Funds. More information about these and other discounts is available from your financial professional and under the subheading “Reducing the Initial Sales Charge on Purchases of Class A Shares” on page 77 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - RBC BlueBay Global High Yield Bond Fund		Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		4.25%	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	[1]	none	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)		2.00%	2.00%
[1]	A 1.00% CDSC is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - RBC BlueBay Global High Yield Bond Fund		Class A	Class I
Management Fees		0.70%	0.70%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		1.43%	0.63%
Total Annual Fund Operating Expenses		2.38%	1.33%
Fee Waiver and/or Expense Reimbursement	[1]	(1.68%)	(0.88%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.70%	0.45%
[1]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding distribution fees, brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund's business and acquired fund fees and expenses) to 0.45% of the Fund's average daily net assets. This expense limitation agreement will remain in place until October 31, 2017 and may not be terminated by the Advisor prior to that date. The Fund will carry forward, for a period not to exceed 3 years from the end of the fiscal year in which the Advisor waives fees or pays expenses, any expenses in excess of the expense limitation and repay the Advisor such amounts provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - RBC BlueBay Global High Yield Bond Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A	493	981	1,495	2,902
Class I	46	334	664	1,524

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 128% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in global fixed income securities and/or investments that, at the time of purchase, provide exposure to fixed income securities that are non-investment grade (high yield /junk bond), and are considered by the Fund to have the potential to provide a high level of total return. The Fund will normally invest in high yield debt instruments of companies domiciled in at least three countries (one of which may be the United States). Up to 20% of the Fund’s total assets may be invested in other securities, including investment grade securities.

Non-investment grade securities are securities rated Ba1 or BB+ or below by Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Financial Services LLC (“S&P”), respectively, a similar rating from a recognized agency, or unrated securities deemed comparable by the Fund. The Fund will normally invest at least 50% of the Fund’s assets in security holdings issued by U.S.-domiciled entities. The Fund may also invest (i) up to 10% of its total assets in security holdings issued by entities domiciled in Latin America (Mexico, Central America, South America and the islands of the Caribbean, including Puerto Rico) and (ii) up to 10% of its total assets in security holdings issued by entities domiciled in Asia (the Asian continent and the surrounding Pacific islands including Australia and New Zealand). These limits also include security holdings issued by entities which are not domiciled in such regions but carry out their business activities predominantly within these regions, as determined by the Sub-Advisor.

The Fund will invest, either directly or indirectly (e.g. via derivatives such as credit linked notes, interest rate swaps, total return swaps and credit default swaps), primarily in fixed income securities that are non-investment grade. Derivatives, which are instruments that have a value based on another instrument, interest rate, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and forwards as tools in the management of portfolio assets. The Fund may use such derivatives through either the creation of long and short positions to hedge various investments, for investment purposes, for risk management and/or to increase income or gain to the Fund.

Principal Risks

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Sub-Advisor’s ability to make investment decisions that are suited to achieve the Fund’s investment objective.

Issuer/Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which could cause the Fund to lose money.

Interest Rate Risk. The Fund’s yield and value will fluctuate as the general level of interest rates change. During periods when interest rates are low, the Fund’s yield may also be low. When interest rates increase, securities held by the Fund will generally decline in value.

High Yield Securities Risk. High yield securities, which are non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and have a higher risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses. A Fund’s investments may be overweighted from time to time in one or more sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.

Foreign Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. Dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. Dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Derivatives Risk. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would have been if it had not used derivatives. Derivatives may also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty. Certain derivatives are subject to mandatory clearing. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not make derivatives transactions risk-free.

Liquidity Risk. The Fund may be subject to the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities (including securities deemed liquid at the time of purchase that subsequently became less liquid) at an advantageous time or price or achieve its desired level of exposure to a certain sector.

Custodial Risk. The Fund may invest in markets where custodian and/or settlement systems are not fully developed. The assets of the Fund which are traded in such markets and which have been entrusted to sub-custodians, in circumstances where the use of such sub-custodians is necessary, may be exposed to risk in circumstances whereby the custodian will have no liability.

Valuation Risk. The Fund’s assets are comprised mainly of quoted investments where a valuation price can be obtained from an exchange or similarly verifiable source. However, there is a risk that where the Fund invests in unquoted and/or illiquid investments the values at which these investments are sold may be significantly different from the estimated fair values of these investments.

Credit Spread Risk. The Fund’s investments may be adversely affected if any of the issuers it is invested in are subject to an actual or perceived deterioration to their credit quality. Any actual or perceived deterioration may lead to an increase in the credit spreads and a decline in price of the issuer’s securities.

Loan Risk. The Fund may invest in loans including loans that are rated below investment grade or the unrated equivalent. Like other high yield, corporate debt instruments, such loans are subject to an increased risk of default in the payment of principal and interest as well as the other risks described under “Interest Rate Risk,” “Issuer/Credit Risk,” and “High Yield Securities Risk.”

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities.

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund’s average annual total returns (before and after taxes) compare with those of a broad-based securities index. The returns for Class A shares may be lower than the returns of Class I shares shown in the bar chart and performance table because expenses of the two classes differ. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

Annual Total Return – Class I Shares

During the periods shown in the chart for Class I Shares of the Fund:
	Quarter	Year	Returns
Best quarter:	Q1	2012	5.25%
Worst quarter:	Q3	2015	(2.21)%

Performance Table

The table below shows before and after tax returns for Class I shares only. Before tax returns for Class A shares assume applicable maximum sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares. The inception dates of Class I shares and Class A shares of the Fund are November 30, 2011 and November 27, 2013, respectively.

Average Annual Total Returns - RBC BlueBay Global High Yield Bond Fund	Past Year	Since Inception	Inception Date
Class I	0.43%	6.29%	Nov. 30, 2011
Class I | Return After Taxes on Distributions	(1.24%)	3.41%	Nov. 30, 2011
Class I | Return After Taxes on Distributions and Sale of Shares	0.41%	3.74%	Nov. 30, 2011
Class A	(4.09%)	(0.09%)	Nov. 27, 2013
BofA Merrill Lynch Global High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)	(2.03%)	6.86%	Nov. 30, 2011

RBC BlueBay Global Convertible Bond Fund
RBC BlueBay Global Convertible Bond Fund
Investment Objective
The Fund seeks to achieve a high level of total return consisting of income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	RBC BlueBay Global Convertible Bond Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	RBC BlueBay Global Convertible Bond Fund Class I
Management Fees	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.81%
Total Annual Fund Operating Expenses	1.56%
Fee Waiver and/or Expense Reimbursement	(0.71%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.85%
[1]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding distribution fees, brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund's business and acquired fund fees and expenses) to 0.85% of the Fund's average daily net assets. This expense limitation agreement will remain in place until January 31, 2017 and may not be terminated by the Advisor prior to that date. The Fund will carry forward, for a period not to exceed 3 years from the end of the fiscal year in which the Advisor waives fees or pays expenses, any expenses in excess of the expense limitation and repay the Advisor such amounts provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
RBC BlueBay Global Convertible Bond Fund | Class I | USD ($)	87	423	783	1,796

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 82% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in convertible fixed income securities and/or investments that provide exposure to convertible fixed income securities. The Fund will normally invest, either directly or indirectly (e.g. via derivatives such as credit linked notes, interest rate swaps, total return swaps and credit default swaps), primarily in convertible bonds, warrant-linked bonds and similar convertible instruments of issuers domiciled in at least three countries (one of which may be the United States). The Fund may invest up to one third of the total assets either directly or indirectly in fixed-interest and variable-interest securities excluding conversion rights and up to 20% of the Fund’s total assets in equities, equity warrants and participation certificates.

Convertible securities, which are issued by companies of all sizes and market capitalizations, include, but are not limited to: corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other securities, such as warrants or options, which provide an opportunity for equity participation. The Fund may invest in securities of any market capitalization, and may from time to time invest a significant amount of its assets in securities of smaller companies.

Derivatives, which are instruments that have a value based on another instrument, interest rate, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and forwards as tools in the management of portfolio assets. The Fund may use such derivatives through either the creation of long and short positions to hedge various investments, for investment purposes, for risk management and/or to increase income or gain to the Fund.

Investments will be made in securities issued by entities domiciled or carrying out their business activities in all regions of the world, however, at least 50% of its total assets will be issued by entities domiciled or carrying out their business activities within the European Union, Japan or the United States. The Fund invests in securities that are rated investment grade, below investment grade (junk bond) and unrated securities that meet the risk parameters and objectives of the Fund. The Fund retains the flexibility to invest in accordance with its benchmark and may invest a portion of its assets in below investment grade securities.

Principal Risks

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Sub-Advisor’s ability to make investment decisions that are suited to achieve the Fund’s investment objective.

Issuer/Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which could cause the Fund to lose money.

Interest Rate Risk. The Fund’s yield and value will fluctuate as the general level of interest rates change. During periods when interest rates are low, the Fund’s yield may also be low. When interest rates increase, convertible securities held by the Fund may or may not decline in value.

Convertible Securities Risk. Market values of convertible securities depend on a number of factors including equity and credit risk, volatility risk, interest rate risk, among others. A convertible security’s market value, however, tends to rise when the market price of the common stock of the issuing company rises. If the value of the underlying common stock or the level of the index involved in the convertible component is below the exercise price of the warrant or option at maturity, the convertible security will maintain its value, while the warrant or option itself will have no value.

Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses. A Fund’s investments may be overweighted from time to time in one or more sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.

Liquidity Risk. The Fund may be subject to the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities (including securities deemed liquid at the time of purchase that subsequently became less liquid) at an advantageous time or price or achieve its desired level of exposure to a certain sector.

Foreign Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Emerging Markets Risk. The securities markets of most emerging market countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. These risks are not normally associated with investments in more developed countries.

Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. Dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. Dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Derivatives Risk. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would have been if it had not used derivatives. Derivatives may also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty. Certain derivatives are subject to mandatory clearing. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not make derivatives transactions risk-free.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

High Yield Securities Risk. High yield securities, which are non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and have a higher risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Smaller Company Risk. The risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities of larger companies, due to narrow markets and limited resources of smaller companies. The Fund’s investments in smaller companies subject it to greater levels of credit, market and issuer risk.

Custodial Risk. The Fund may invest in markets where custodian and/or settlement systems are not fully developed. The assets of the Fund which are traded in such markets and which have been entrusted to sub-custodians, in circumstances where the use of such sub-custodians is necessary, may be exposed to risk in circumstances whereby the custodian will have no liability.

Valuation Risk. The Fund’s assets are comprised mainly of quoted investments where a valuation price can be obtained from an exchange or similarly verifiable source. However, there is a risk that where the Fund invests in unquoted and/or illiquid investments the values at which these investments are sold may be significantly different from the estimated fair values of these investments.

Credit Spread Risk. The Fund’s investments may be adversely affected if any of the issuers it is invested in are subject to an actual or perceived deterioration to their credit quality. Any actual or perceived deterioration may lead to an increase in the credit spreads and a decline in price of the issuer’s securities.

Loan Risk. The Fund may invest in loans including loans that are rated below investment grade or the unrated equivalent. Like other high yield, corporate debt instruments, such loans are subject to an increased risk of default in the payment of principal and interest as well as the other risks described under “Interest Rate Risk,” “Issuer/Credit Risk,” and “High Yield Securities Risk.”

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities.

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund’s average annual total returns (before and after taxes) compare with those of a broad-based securities index. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

Annual Total Return – Class I Shares

During the periods shown in the chart for the Class I Shares of the Fund:
	Quarter	Year	Returns
Best quarter:	Q1	2012	7.11%
Worst quarter:	Q3	2015	(4.32)%

Performance Table

The table below shows before and after-tax returns for Class I shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares. The inception date of Class I shares of the Fund is November 30, 2011.

Average Annual Total Returns - RBC BlueBay Global Convertible Bond Fund	Past Year	Since Inception	Inception Date
Class I	1.94%	7.97%	Nov. 30, 2011
Class I | Return After Taxes on Distributions	(0.26%)	5.02%	Nov. 30, 2011
Class I | Return After Taxes on Distributions and Sale of Shares	1.67%	5.24%	Nov. 30, 2011
Thomson Reuters Convertible Global Focus USD Hedged Index (reflects no deduction for fees, expenses or taxesd Index (reflects no deduction for fees, expenses or taxes)	3.83%	8.03%	Nov. 30, 2011

RBC BlueBay Absolute Return Fund
RBC BlueBay Absolute Return Fund
Investment Objective
The Fund seeks to achieve a positive total return.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the RBC Funds. More information about these and other discounts is available from your financial professional and under the subheading “Reducing the Initial Sales Charge on Purchases of Class A Shares” on page 77 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - RBC BlueBay Absolute Return Fund		Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		4.25%	none	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	[1]	none	1.00%	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)		2.00%	2.00%	2.00%
[1]	A 1.00% CDSC is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid. Class C shares redeemed within 12 months of purchase are subject to a 1.00% CDSC.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - RBC BlueBay Absolute Return Fund		Class A	Class C	Class I
Management Fees		0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.17%	0.15%	0.21%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.18%	1.91%	0.97%
Fee Waiver and/or Expense Reimbursement	[2]			(0.01%)
Fee Waiver and/or Expense Reimbursement	[2]	0.03%	0.02%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		1.21%	1.93%	0.96%
[1]	Total Annual Fund Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[2]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding distribution fees, brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund's business and acquired fund fees and expenses) to 0.95% of the Fund's average daily net assets. This expense limitation agreement will remain in place until January 31, 2017 and may not be terminated by the Advisor prior to that date. The Fund will carry forward, for a period not to exceed 3 years from the end of the fiscal year in which the Advisor waives fees or pays expenses, any expenses in excess of the expense limitation and repay the Advisor such amounts provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - RBC BlueBay Absolute Return Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A	543	787	1,049	1,798
Class C	296	602	1,033	2,234
Class I	98	308	535	1,189

For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Class C
One Year	$196
Three Years	$602
Five Years	$1,033
Ten Years	$2,234

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 210% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in a portfolio of fixed income securities and/or investments that provide exposure to fixed income securities that are investment grade (medium and high quality), and are considered by the Fund to have the potential to achieve a positive total return. Total return is defined as income plus capital appreciation.

Investment grade securities are securities rated Baa3 or BBB- or above by Moody’s or S&P, respectively, a similar rating from a recognized agency, or unrated securities deemed comparable by the Fund. The Fund may invest up to 25% of its assets in non-investment grade securities (high yield/junk bond), provided that such securities are not rated below B3 or B- by Moody’s or S&P, respectively.

The Fund has an absolute return strategy which means that it is not managed relative to an index. The Fund seeks to achieve a positive total return by investing in a portfolio of long and short fixed income securities and derivatives. The Fund may also invest substantially in cash and cash equivalents in accordance with its objective to achieve a positive total return.

In seeking to achieve its objective, the Fund will invest in U.S. and foreign securities and sovereign debt securities of entities and governments. There is no limit on the number of countries in which the Fund may invest, and the Fund may invest in a number of different countries at any time.

The Fund’s portfolio of fixed income securities will be denominated in both the U.S. Dollar and currencies of other developed countries. Currencies of developed countries include, but are not limited to: U.S. Dollar, Canadian Dollar, Euro, GB Pound and Japanese Yen.

The Fund may invest in derivative instruments such as futures contracts, interest rate swaps, credit default swaps and currency forwards, subject to applicable law and any other restrictions described in the Fund’s Prospectus or Statement of Additional Information. Derivatives are instruments that have a value based on another instrument, interest rate, exchange rate or index, and may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, swaps and forwards as tools in the management of portfolio assets. The Fund may use such derivatives, through the creation of either long or short positions, to hedge various investments, to reduce directional market risk, to obtain economic leverage, for investment purposes, for risk management and/or to increase income or gain to the Fund.

The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Principal Risks

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Sub-Advisor’s ability to make investment decisions that are suited to achieve the Fund’s investment objective.

Issuer/Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which could cause the Fund to lose money.

Interest Rate Risk. The Fund’s yield and value will fluctuate as the general level of interest rates change. During periods when interest rates are low, the Fund’s yield may also be low. When interest rates increase, securities held by the Fund will generally decline in value.

Investment Grade Securities Risk. The Fund primarily invests in investment grade rated securities. Investment grade rated securities are assigned credit ratings by ratings agencies on the basis of the creditworthiness or risk of default of a bond issue. Rating agencies review, from time to time, such assigned ratings of the securities and may subsequently downgrade the rating if economic circumstances impact the relevant bond issues.

Investment Strategy Risk.  The Fund’s strategy to seek a positive return regardless of market conditions may not produce the intended results and the costs associated with such strategies may reduce the Fund’s returns.

Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses. A Fund’s investments may be overweighted from time to time in one or more sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.

Liquidity Risk. The Fund may be subject to the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities (including securities deemed liquid at the time of purchase that subsequently became less liquid) at an advantageous time or price or achieve its desired level of exposure to a certain sector.

Geographic Focus Risk. The Fund may focus its investments in a region or small group of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.

Foreign Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. Dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. Dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Derivatives Risk. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would have been if it had not used derivatives. Derivatives may also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty. Certain derivatives are subject to mandatory clearing. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not make derivatives transactions risk-free.

Non-Diversified Fund Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities.

High Yield Securities Risk. High yield securities, which are non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and have a higher risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Valuation Risk. The Fund’s assets are comprised mainly of quoted investments where a valuation price can be obtained from an exchange or similarly verifiable source. However, there is a risk that where the Fund invests in unquoted and/or illiquid investments the values at which these investments are sold may be significantly different from the estimated fair values of these investments.

Credit Spread Risk. The Fund’s investments may be adversely affected if any of the issuers it is invested in are subject to an actual or perceived deterioration to their credit quality. Any actual or perceived deterioration may lead to an increase in the credit spreads and a decline in price of the issuer’s securities.

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities.

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns (before and after taxes) compare with those of a broad-based securities index. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

Annual Total Return – Class I Shares

During the periods shown in the chart for the Class I Shares of the Fund:
	Quarter	Year	Returns
Best quarter:	Q4	2013	3.04%
Worst quarter:	Q3	2015	(2.29)%

Performance Table

The table below shows before and after-tax returns for Class I shares only. Before tax returns for Class A shares and Class C shares assume applicable maximum sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares. The inception dates of Class I shares, Class A shares and Class C shares of the Fund are November 30, 2012, November 27, 2013 and June 24, 2014, respectively.

Average Annual Total Returns - RBC BlueBay Absolute Return Fund	Past Year	Since Inception	Inception Date
Class I	(1.50%)	1.45%	Nov. 30, 2012
Class I | Return After Taxes on Distributions	(2.26%)	0.54%	Nov. 30, 2012
Class I | Return After Taxes on Distributions and Sale of Shares	(0.40%)	0.81%	Nov. 30, 2012
Class A	(5.92%)	(1.92%)	Nov. 27, 2013
Class C	(3.35%)	(2.79%)	Jun. 24, 2014
3-Month USD London Interbank Offering Rate (LIBOR) Index (reflects no deduction for fees, expenses or taxes)	0.31%	0.27%	Nov. 30, 2012

RBC BlueBay Total Return Credit Fund
RBC BlueBay Total Return Credit Fund
Investment Objective
The Fund seeks to achieve a high level of total return consisting of income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	RBC BlueBay Total Return Credit Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	RBC BlueBay Total Return Credit Fund Class I
Management Fees	0.85%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.49%
Total Annual Fund Operating Expenses	1.34%
Fee Waiver and/or Expense Reimbursement	(0.34%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.00%
[1]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding distribution fees, brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund's business and acquired fund fees and expenses) to 1.00% of the Fund's average daily net assets. This expense limitation agreement will remain in place until January 31, 2017 and may not be terminated by the Advisor prior to that date. The Fund will carry forward, for a period not to exceed 3 years from the end of the fiscal year in which the Advisor waives fees or pays expenses, any expenses in excess of the expense limitation and repay the Advisor such amounts provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
RBC BlueBay Total Return Credit Fund | Class I | USD ($)	102	391	702	1,583

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 193% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in credit related instruments and/or investments that provide exposure to credit related instruments that are considered by the Fund to have the potential to provide a high level of total return. Credit related instruments include bonds, debt securities and loans issued by various U.S. and non-U.S. public- or private-sector entities, derivatives and cash equivalents. The Fund will predominately invest in non-investment grade securities (commonly referred to as “junk bonds”), such as bonds and loans, convertible bonds and emerging market debt from issuers globally. The Fund’s investments will be denominated in both the U.S. Dollar and currencies of other developed countries, and in currencies of the local emerging market countries. Currencies of developed countries include: U.S. Dollar, Canadian Dollar, Euro, GB Pound and Japanese Yen. Local currencies can be defined as the currency of the issuer based in emerging market countries worldwide (e.g. Brazil bonds issued in Brazilian Real). The Fund will not be managed relative to an index.

The Sub-Advisor selects securities for purchase or sale through active security selection, asset allocation and capital preservation techniques. The Sub-Advisor uses a blend of top-down asset allocation process with a bottom-up security selection with capital preservation focus based on fundamental credit research. Substantially all of the Fund’s assets may be invested in non-investment grade securities, which are securities rated Ba1 or BB+ or below by Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Financial Services LLC (“S&P”), respectively, a similar rating from a recognized agency, or unrated securities deemed comparable by the Fund. The Fund may also invest in investment grade securities and unrated securities.

The Fund may invest up to 25% of its net assets in convertible bonds, warrant-linked bonds and similar convertible instruments issued by domestic or international issuers. Convertible securities, which are issued by companies of all sizes and market capitalizations, include, but are not limited to: corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other securities, such as warrants or options, which provide an opportunity for equity participation. The Fund may invest in securities of any market capitalization, and may from time to time invest a significant amount of its assets in securities of smaller companies.

The Fund will invest, either directly or indirectly (e.g. via derivatives such as credit linked notes, foreign exchange forwards, non-deliverable forwards, total return swaps, interest rate swaps, currency swaps, options, futures, swaptions and credit default swaps), primarily in credit related instruments that are non-investment grade. Derivatives, which are instruments that have a value based on another instrument, interest rate, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and forwards as tools in the management of portfolio assets. The Fund may use such derivatives through either the creation of long and short positions to hedge various investments, for investment purposes, for risk management and/or to increase income or gain to the Fund. The Fund may also use repurchase and reverse repurchase agreements.

Principal Risks

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Sub-Advisor’s ability to make investment decisions that are suited to achieve the Fund’s investment objective.

Issuer/Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which could cause the Fund to lose money.

Interest Rate Risk. The Fund’s yield and value will fluctuate as the general level of interest rates change. During periods when interest rates are low, the Fund’s yield may also be low. When interest rates increase, securities held by the Fund will generally decline in value.

High Yield Securities Risk. High yield securities, which are non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and have a higher risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Investment Grade Securities Risk. Investment grade rated securities are assigned credit ratings by ratings agencies on the basis of the creditworthiness or risk of default of a bond issue. Rating agencies review, from time to time, such assigned ratings of the securities and may subsequently downgrade the rating if economic circumstances impact the relevant bond issues. Investments in the Fund are subject to additional risks associated with municipal securities.

Convertible Securities Risk. Market values of convertible securities depend on a number of factors including equity and credit risk, volatility risk, interest rate risk, among others. A convertible security’s market value, however, tends to rise when the market price of the common stock of the issuing company rises. If the value of the underlying common stock or the level of the index involved in the convertible component is below the exercise price of the warrant or option at maturity, the convertible security will maintain its value, while the warrant or option itself will have no value.

Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses. A Fund’s investments may be overweighted from time to time in one or more sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.

Foreign Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Emerging Markets Risk. The securities markets of most emerging market countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. These risks are not normally associated with investments in more developed countries.

Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

Smaller Company Risk. The risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities of larger companies, due to narrow markets and limited resources of smaller companies. The Fund’s investments in smaller companies subject it to greater levels of credit, market and issuer risk.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. Dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. Dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Derivatives Risk. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would have been if it had not used derivatives. Derivatives may also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty. Certain derivatives are subject to mandatory clearing. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not make derivatives transactions risk-free.

Liquidity Risk. The Fund may be subject to the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities (including securities deemed liquid at the time of purchase that subsequently became less liquid) at an advantageous time or price or achieve its desired level of exposure to a certain sector.

Leverage Risk. Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

Custodial Risk. The Fund may invest in markets where custodian and/or settlement systems are not fully developed. The assets of the Fund which are traded in such markets and which have been entrusted to sub-custodians, in circumstances where the use of such sub-custodians is necessary, may be exposed to risk in circumstances whereby the custodian will have no liability.

Valuation Risk. The Fund’s assets are comprised mainly of quoted investments where a valuation price can be obtained from an exchange or similarly verifiable source. However, there is a risk that where the Fund invests in unquoted and/or illiquid investments the values at which these investments are sold may be significantly different from the estimated fair values of these investments.

Credit Spread Risk. The Fund’s investments may be adversely affected if any of the issuers it is invested in are subject to an actual or perceived deterioration to their credit quality. Any actual or perceived deterioration may lead to an increase in the credit spreads and a decline in price of the issuer’s securities.

Loan Risk. The Fund may invest in loans including loans that are rated below investment grade or the unrated equivalent. Like other high yield, corporate debt instruments, such loans are subject to an increased risk of default in the payment of principal and interest as well as the other risks described under “Interest Rate Risk,” “Issuer/Credit Risk,” and “High Yield Securities Risk.”

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities.

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns (before and after taxes) compare with those of a broad-based securities index. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

Annual Total Return – Class I Shares

During the periods shown in the chart for the Class I Shares of the Fund:

	Quarter	Year	Returns
Best quarter:	Q1	2015	2.35%
Worst quarter:	Q3	2015	(3.70)%

Performance Table

The table below shows before and after-tax returns for Class I shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares. The inception date of Class I shares of the Fund is December 9, 2014.

Average Annual Total Returns - RBC BlueBay Total Return Credit Fund	Past Year	Since Inception	Inception Date
Class I	(1.61%)	(1.63%)	Dec. 09, 2014
Class I | Return After Taxes on Distributions	(2.80%)	(2.82%)	Dec. 09, 2014
Class I | Return After Taxes on Distributions and Sale of Shares	(0.78%)	(1.70%)	Dec. 09, 2014
3-Month USD LIBOR Index (reflects no deduction for fees, expenses or taxes)	0.31%	0.31%	Nov. 30, 2014

RBC BlueBay Emerging Market Unconstrained Fixed Income Fund
RBC BlueBay Emerging Market Unconstrained Fixed Income Fund
Investment Objective
The Fund seeks to achieve a total return consistent with preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	RBC BlueBay Emerging Market Unconstrained Fixed Income Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	RBC BlueBay Emerging Market Unconstrained Fixed Income Fund Class I
Management Fees	1.15%
Distribution and Service (12b-1) Fees	none
Other Expenses	1.34%
Acquired Fund Fees and Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	2.50%
Fee Waiver and/or Expense Reimbursement	(1.24%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.26%
[1]	Total Annual Fund Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[2]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding distribution fees, brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund's business and acquired fund fees and expenses) to 1.25% of the Fund's average daily net assets. This expense limitation agreement will remain in place until January 31, 2017 and may not be terminated by the Advisor prior to that date. The Fund will carry forward, for a period not to exceed 3 years from the end of the fiscal year in which the Advisor waives fees or pays expenses, any expenses in excess of the expense limitation and repay the Advisor such amounts provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
RBC BlueBay Emerging Market Unconstrained Fixed Income Fund | Class I | USD ($)	128	660	1,219	2,742

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 693% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in a portfolio of fixed income securities and/or investments that provide exposure to issuers tied economically to emerging market countries. The Fund intends to utilize various investment strategies in a broad array of fixed income sectors to achieve its investment objective. The Fund will not be managed relative to an index. Fixed income securities include bonds, debt securities and loans issued by various U.S. and non-U.S. public- or private-sector entities, derivatives and cash equivalents.

A security is economically tied to an emerging market country if it is issued by a foreign government (or any political subdivision, agency, authority or instrumentality of such government) or corporation and the security is principally traded on the emerging market country’s securities markets, or the issuer principally operates in the emerging market country, derives a significant percentage of its income from its operation within the emerging market country, or has a significant percentage of its assets in the emerging market country. The Fund may consider classifications by the World Bank, the International Finance Corporation or the United Nations (and its agencies) in determining whether a country is emerging or developed. Currently, emerging market countries include, but are not limited to, countries in Asia (excluding Japan), Africa, Europe, the Middle East, and Latin America.

The Fund’s investments will be denominated in both the U.S. Dollar and currencies of other developed countries, and in currencies of the local emerging market countries. Currencies of developed countries include, but are not limited to: U.S. Dollar, Australian Dollar, Canadian Dollar, Euro, GB Pound and Japanese Yen. Local currencies are defined as the currency of the emerging market countries in which the Fund is permitted to invest.

The Fund will normally invest, either directly or indirectly (e.g. via derivatives such as credit linked notes, currency forwards, interest rate swaps, total return swaps and credit default swaps), primarily in fixed income securities of any rating (i.e. including investment grade and below investment grade), loans, unrated debt securities and distressed debt securities issued by emerging market issuers or non-emerging market issuers with substantial exposure to emerging markets. The Fund will also normally invest, either directly or indirectly (e.g. via derivatives such as credit linked notes, interest rate swaps, total return swaps and credit default swaps) in bonds and/or debt instruments issued by sovereign emerging market issuers as well as currencies and interest rates. Non-investment grade securities (commonly referred to as “junk bonds”) are securities rated Ba1 or BB+ or below by Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Financial Services LLC (“S&P”), respectively, a similar rating from a recognized agency, or unrated securities deemed comparable by the Fund. The Fund may also invest in a portfolio of long and short fixed income securities and derivatives.

Derivatives, which are instruments that have a value based on another instrument, interest rate, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and forwards as tools in the management of portfolio assets. The Fund may use such derivatives through either the creation of long and short positions to hedge various investments, for investment purposes, for risk management and/or to increase income or gain to the Fund.

The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Principal Risks

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Sub-Advisor’s ability to make investment decisions that are suited to achieve the Fund’s investment objective.

Issuer/Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which could cause the Fund to lose money.

Interest Rate Risk. The Fund’s yield and value will fluctuate as the general level of interest rates change. During periods when interest rates are low, the Fund’s yield may also be low. When interest rates increase, securities held by the Fund will generally decline in value.

Equity Market Risk. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. The values of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses. A Fund’s investments may be overweighted from time to time in one or more sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.

Foreign Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Emerging Markets Risk. The Fund primarily invests in emerging markets. The securities markets of most emerging market countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. These risks are not normally associated with investments in more developed countries.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. Dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. Dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

High Yield Securities Risk. High yield securities, which are non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and have a higher risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity. Junk bonds have a higher risk of default or are already in default and are considered speculative.

Investment Grade Securities Risk. Investment grade rated securities are assigned credit ratings by ratings agencies on the basis of the creditworthiness or risk of default of a bond issue. Rating agencies review, from time to time, such assigned ratings of the securities and may subsequently downgrade the rating if economic circumstances impact the relevant bond issues. Investments in the Fund are subject to additional risks associated with municipal securities.

Derivatives Risk. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would have been if it had not used derivatives. Derivatives may also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty. Certain derivatives are subject to mandatory clearing. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not make derivatives transactions risk-free.

Liquidity Risk. The Fund may be subject to the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities (including securities deemed liquid at the time of purchase that subsequently became less liquid) at an advantageous time or price or achieve its desired level of exposure to a certain sector.

Leverage Risk. Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

Non-Diversified Fund Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities.

Custodial Risk. The Fund may invest in markets where custodian and/or settlement systems are not fully developed. The assets of the Fund which are traded in such markets and which have been entrusted to sub-custodians, in circumstances where the use of such sub-custodians is necessary, may be exposed to risk in circumstances whereby the custodian will have no liability.

Valuation Risk. The Fund’s assets are comprised mainly of quoted investments where a valuation price can be obtained from an exchange or similarly verifiable source. However, there is a risk that where the Fund invests in unquoted and/or illiquid investments the values at which these investments are sold may be significantly different from the estimated fair values of these investments.

Credit Spread Risk. The Fund’s investments may be adversely affected if any of the issuers it is invested in are subject to an actual or perceived deterioration to their credit quality. Any actual or perceived deterioration may lead to an increase in the credit spreads and a decline in price of the issuer’s securities.

Loan Risk. The Fund may invest in loans including loans that are rated below investment grade or the unrated equivalent. Like other high yield, corporate debt instruments, such loans are subject to an increased risk of default in the payment of principal and interest as well as the other risks described under “Interest Rate Risk,” “Issuer/Credit Risk,” and “High Yield Securities Risk.”

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities.

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns (before and after taxes) compare with those of a broad-based securities index. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

Annual Total Return – Class I Shares

During the periods shown in the chart for the Class I Shares of the Fund:

	Quarter	Year	Returns
Best quarter:	Q4	2015	2.61%
Worst quarter:	Q3	2015	(4.21)%

Performance Table

The table below shows before and after-tax returns for Class I shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares. The inception date of Class I shares of the Fund is December 9, 2014.

Average Annual Total Returns - RBC BlueBay Emerging Market Unconstrained Fixed Income Fund	Past Year	Since Inception	Inception Date
Class I	(3.21%)	(3.86%)	Dec. 09, 2014
Class I | Return After Taxes on Distributions	(3.48%)	(4.11%)	Dec. 09, 2014
Class I | Return After Taxes on Distributions and Sale of Shares	(1.82%)	(3.05%)	Dec. 09, 2014
3-Month USD LIBOR Index (reflects no deduction for fees, expenses or taxes)	0.31%	0.31%	Nov. 30, 2014

RBC Mid Cap Value Fund
RBC Mid Cap Value Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the RBC Funds. More information about these and other discounts is available from your financial professional and under the subheading “Reducing the Initial Sales Charge on Purchases of Class A Shares” on page 51 of this Prospectus.

Shareholder Fees(fees paid directly from your investment)
Shareholder Fees - RBC Mid Cap Value Fund	Class A		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	none	[1]	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%		2.00%
[1]	A 1.00% contingent deferred sales charge ("CDSC") is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - RBC Mid Cap Value Fund		Class A	Class I
Management Fees		0.70%	0.70%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		2.58%	2.58%
Total Annual Fund Operating Expenses		3.53%	3.28%
Fee Waiver and/or Expense Reimbursement	[1]	(2.73%)	(2.73%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.80%	0.55%
[1]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund's business and acquired fund fees and expenses) to the net expenses in the table. This expense limitation agreement is in place until October 31, 2017 and may not be terminated by the Advisor prior to that date. The Fund will carry forward, for a period not to exceed 12 months from the date on which the Advisor waives fees or pays expenses, any expenses in excess of the expense limitation and repay the Advisor such amounts provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - RBC Mid Cap Value Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A	652	1,356	2,080	3,986
Class I	56	753	1,474	3,389

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 184% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests at least 80% of its assets in common stocks of mid-sized companies that are considered to be undervalued in relation to earnings, dividends and/or assets. Mid-sized companies are defined by the Fund as companies that fall within the market capitalization range of the Russell Midcap® Value Index at the time of purchase. As of May 29, 2015, the market capitalization range for the Russell Midcap® Value Index was approximately $2.4 billion to $28.7 billion. The Advisor uses a disciplined, bottom-up approach to select stocks for the Fund’s portfolio with a focus on fundamental research and qualitative analysis. This analysis considers factors such as attractive and sustainable business fundamentals, financial strength, management strength and low valuation. The Fund normally invests for the long-term, but may sell a security at any time the Advisor considers the security to be overvalued or otherwise unfavorable. The Fund expects to invest primarily in securities of U.S.-based companies, but may also invest in securities of non-U.S. companies.

Principal Risks

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor’s ability to make investment decisions that are suited to achieve the Fund’s investment objective.

Equity Market Risk. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. The values of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

Foreign Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities.

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies.

Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses. A Fund’s investments may be overweighted from time to time in one or more sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.

Mid-Sized Company Risk. Stocks of mid-sized companies may carry greater risks than those of larger companies because mid-sized companies may have less management experience, competitive strengths and financial resources than larger companies. Mid-sized companies may also be more vulnerable to adverse business or economic events and may be more volatile than larger companies.

Value Investing Risk. Value stocks may not increase in price as anticipated by the Advisor if they fall out of favor with investors or the markets favor faster-growing companies.

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund’s average annual total returns (before and after taxes) compare with those of a broad-based securities index. The returns for Class A shares may be lower than the returns of Class I shares shown in the bar chart and performance table because expenses of the two classes differ. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

Annual Total Returns

During the periods shown in the chart for the RBC Mid Cap Value Fund – Class I:
	Quarter	Year	Returns
Best quarter:	Q4	2011	18.10%
Worst quarter:	Q3	2011	(23.41)%

Performance Table

The table below shows before and after-tax returns for Class I shares only. Before-tax returns for Class A shares assume applicable maximum sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares. The inception dates of Class I shares and Class A shares of the Fund are December 31, 2009 and October 26, 2015, respectively. Performance shown for Class A prior to its inception date is based on the performance of Class I shares, adjusted to reflect the fees and expenses of Class A shares and the applicable sales charges.

Average Annual Total Returns - RBC Mid Cap Value Fund	Past Year	Past 5 Years	Since Inception	Inception Date
Class I	(4.81%)	11.03%	13.47%	Dec. 31, 2009
Class I | Return After Taxes on Distributions	(9.13%)	6.42%	9.05%	Dec. 31, 2009
Class I | Return After Taxes on Distributions and Sale of Shares	(2.34%)	6.98%	9.11%	Dec. 31, 2009
Class A	(10.31%)	9.71%	12.35%	Oct. 26, 2015
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)	(4.78%)	11.25%	13.40%	Dec. 31, 2009

RBC SMID Cap Growth Fund
RBC SMID Cap Growth Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the RBC Funds. More information about these and other discounts is available from your financial professional and under the subheading “Reducing the Initial Sales Charge on Purchases of Class A Shares” on page 51 of this Prospectus.

Shareholder Fees(fees paid directly from your investment)
Shareholder Fees - RBC SMID Cap Growth Fund	Class A		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	none	[1]	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%		2.00%
[1]	A 1.00% contingent deferred sales charge ("CDSC") is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - RBC SMID Cap Growth Fund		Class A	Class I
Management Fees		0.70%	0.70%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		0.50%	0.37%
Total Annual Fund Operating Expenses		1.45%	1.07%
Fee Waiver and/or Expense Reimbursement	[1]	(0.35%)	(0.22%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		1.10%	0.85%
[1]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund's business and acquired fund fees and expenses) to the net expenses in the table. This expense limitation agreement is in place until January 31, 2017 and may not be terminated by the Advisor prior to that date. The Fund will carry forward, for a period not to exceed 12 months from the date on which the Advisor waives fees or pays expenses, any expenses in excess of the expense limitation and repay the Advisor such amounts provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - RBC SMID Cap Growth Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A	681	975	1,290	2,182
Class I	87	318	569	1,286

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks long-term capital appreciation by normally investing at least 80% of its assets in common stocks of small- and mid-capitalization growth companies that fall within the market capitalization range of the Russell 2500™ Growth Index at the time of investment. As of May 29, 2015, the market capitalization range for the Russell 2500™ Growth Index was approximately $177 million to $10.2 billion. The Advisor uses a bottom-up investment approach employing fundamental analysis to identify individual companies for inclusion in the Fund’s portfolio.

In analyzing companies for investment, the Advisor looks for, among other things, companies that it believes have:

• Positive future revenue and earnings growth prospects

• Consistent financial results

• High returns on equity and profit margins relative to industry peers

• A strong balance sheet

• Attractive valuation metrics

In addition, the Advisor prefers companies that it believes possess the following qualitative characteristics:

• Superior company management

• A unique market niche and broad market opportunities

• Solid accounting methodology

The Fund’s portfolio will normally consist of approximately 70 to 90 companies.

Principal Risks

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor’s ability to make investment decisions that are suited to achieve the Fund’s investment objective.

Equity Market Risk. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. The values of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

Growth Investing Risk. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections.

Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses. A Fund’s investments may be overweighted from time to time in one or more sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.

Mid-Sized Company Risk. Stocks of mid-sized companies may carry greater risks than those of larger companies because mid-sized companies may have less management experience, competitive strengths and financial resources than larger companies. Mid-sized companies may also be more vulnerable to adverse business or economic events and may be more volatile than larger companies.

Small Company Risk. The value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities of larger companies, due to narrow markets and limited resources of smaller companies. The Fund’s investments in smaller companies subject it to greater levels of credit, market and issuer risk.

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund’s average annual total returns (before and after taxes) compare with those of a broad-based securities index. The bar chart shows the Fund’s performance for the past ten years. Sales charges are not reflected in the bar chart, and if those charges had been included, the returns would be less than those shown below. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

RBC SMID Cap Growth Fund – Class A Annual Total Returns

During the periods shown in the chart for the RBC SMID Cap Growth Fund – Class A:
	Quarter	Year	Returns
Best quarter:	Q1	2012	14.66%
Worst quarter:	Q4	2008	(28.41)%

Performance Table

The table below shows before and after-tax returns for Class A shares only and assumes applicable maximum sales charges. After-tax returns for Class I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares. The inception date of the Fund (Class A and Class I) is December 31, 1990.

Average Annual Total Returns - RBC SMID Cap Growth Fund		Past Year		Past 5 Years		Past 10 Years		Since Inception		Inception Date
Class A	[1]	(5.54%)		9.12%		5.75%		10.51%		Dec. 31, 1990
Class A | Return After Taxes on Distributions		(7.97%)	[1]	7.04%	[1]	4.54%	[1]	8.83%	[1]	Dec. 31, 1990
Class A | Return After Taxes on Distributions and Sale of Shares		(1.15%)	[1]	7.29%	[1]	4.66%	[1]	8.71%	[1]	Dec. 31, 1990
Class I	[1]	0.47%		10.71%		6.65%		11.09%		Dec. 31, 1990
Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)	[1]	(0.19%)		11.43%		8.49%		10.13%		Dec. 31, 1990
[1]	The performance for the period from June 1, 1994 to April 19, 2004 reflects the performance of the Mid Cap Equity Fund, the predecessor to RBC SMID Cap Growth Fund. The performance of the Fund also includes the performance of a common trust fund ("CTF") account advised by the Advisor (including its predecessor) and managed the same as the Fund in all material respects for the period from December 31, 1990 to June 1, 1994, as adjusted to reflect the full contractual rate of expenses associated with the Fund at its inception. The CTF account was not registered with the Securities and Exchange Commission ("SEC") under the 1940 Act and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the CTF account had been registered, the CTF account's performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

RBC Enterprise Fund
RBC Enterprise Fund
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the RBC Funds. More information about these and other discounts is available from your financial professional and under the subheading “Reducing the Initial Sales Charge on Purchases of Class A Shares” on page 51 of this Prospectus.

Shareholder Fees(fees paid directly from your investment)
Shareholder Fees - RBC Enterprise Fund	Class A		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	none	[1]	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%		2.00%
[1]	A 1.00% contingent deferred sales charge ("CDSC") is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - RBC Enterprise Fund		Class A	Class I
Management Fees		0.92%	0.92%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		0.68%	0.29%
Total Annual Fund Operating Expenses		1.85%	1.21%
Fee Waiver and/or Expense Reimbursement	[1]	(0.52%)	(0.13%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		1.33%	1.08%
[1]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund's business and acquired fund fees and expenses) to the net expenses in the table. This expense limitation agreement is in place until January 31, 2017 and may not be terminated by the Advisor prior to that date. The Fund will carry forward, for a period not to exceed 12 months from the date on which the Advisor waives fees or pays expenses, any expenses in excess of the expense limitation and repay the Advisor such amounts provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - RBC Enterprise Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A	703	1,076	1,473	2,579
Class I	110	371	652	1,454

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests primarily in common stocks of companies whose market capitalizations at the time of the Fund’s initial purchase are below the dollar-weighted median market capitalization of companies in the Russell 2000® Index, which are often referred to as “micro-cap” companies. However, the Fund is more broadly authorized to invest in common stocks of small capitalization companies, defined for this purpose as companies whose market capitalizations at the time of initial purchase are at or below the highest capitalization represented in the Russell 2000® Index. As of May 29, 2015, the highest capitalization represented in the Russell 2000® Index was $4.3 billion.

The Fund seeks to provide long-term growth of capital while taking a low risk approach to small company investing. The Fund selects stocks of companies that are selling at prices the Advisor believes are attractive in relation to the companies’ fundamental financial characteristics and business prospects. The Advisor uses a bottom-up approach to select stocks for the Fund’s portfolio with a focus on companies’ competitive positions, strong balance sheets, and profit margin improvement potential. The Advisor believes that portfolios of smaller companies with low valuations, long-term attractive business fundamentals, and near-term profitability improvement potential should produce strong absolute and risk-adjusted returns over time.

Principal Risks

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor’s ability to make investment decisions that are suited to achieve the Fund’s investment objective.

Equity Market Risk. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. The values of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses. A Fund’s investments may be overweighted from time to time in one or more sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.

Small and Micro Company Risk. Stocks of smaller and less seasoned companies involve greater risks than those of larger companies. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies.

As a result, the Fund’s net asset value may be subject to rapid and substantial changes. Small company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the Fund wants to sell a large quantity of stock of a smaller company, the Fund may have to sell at a lower price than the Advisor might prefer, or it may have to sell in small quantities over a period of time. Small company risk can be intensified when investing in micro-cap companies. The prices of micro-cap stocks are generally more volatile and their markets are less liquid relative to larger companies. An investment in the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger companies.

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund’s average annual total returns (before and after taxes) compare with those of a broad-based securities index. The bar chart shows the Fund’s performance for the past ten years. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

RBC Enterprise Fund – Class I Annual Total Returns

During the periods shown in the chart for the RBC Enterprise Fund – Class I:
	Quarter	Year	Returns
Best quarter:	Q2	2009	27.91%
Worst quarter:	Q4	2008	(26.11)%

Performance Table

The table below shows before and after-tax returns for Class I shares only. Before-tax returns for Class A shares assume applicable maximum sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares. Performance shown for periods prior to the inception date of Class A (April 19, 2004) and Class I (September 30, 2004) is based on the performance of a class of shares for a fund that is no longer offered, adjusted to reflect the fees and expenses and any applicable sales charges of the applicable class. The inception date of the Fund and the prior class of shares is December 2, 1983.

Average Annual Total Returns - RBC Enterprise Fund	Past Year	Past 5 Years	Past 10 Years	Since Inception	Inception Date
Class I	(13.79%)	7.69%	4.45%	10.20%	Dec. 02, 1983
Class I | Return After Taxes on Distributions	(15.07%)	6.62%	3.31%	8.13%	Dec. 02, 1983
Class I | Return After Taxes on Distributions and Sale of Shares	(6.85%)	6.14%	3.58%	7.99%	Dec. 02, 1983
Class A	(18.98%)	6.18%	3.58%	9.72%	Dec. 02, 1983
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	(4.41%)	9.19%	6.80%	9.09%	Nov. 30, 1983

RBC Small Cap Core Fund
RBC Small Cap Core Fund
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the RBC Funds. More information about these and other discounts is available from your financial professional and under the subheading “Reducing the Initial Sales Charge on Purchases of Class A Shares” on page 51 of this Prospectus.

Shareholder Fees(fees paid directly from your investment)
Shareholder Fees - RBC Small Cap Core Fund	Class A		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	none	[1]	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%		2.00%
[1]	A 1.00% contingent deferred sales charge ("CDSC") is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - RBC Small Cap Core Fund		Class A	Class I
Management Fees		0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		0.24%	0.28%
Total Annual Fund Operating Expenses		1.34%	1.13%
Fee Waiver and/or Expense Reimbursement	[1]	(0.19%)	(0.23%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		1.15%	0.90%
[1]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund's business and acquired fund fees and expenses) to 1.15% for Class A and 0.90% for Class I. This expense limitation agreement is in place until January 31, 2017 and may not be terminated by the Advisor prior to that date. The Fund will carry forward, for a period not to exceed 12 months from the date on which the Advisor waives fees or pays expenses, any expenses in excess of the expense limitation and repay the Advisor such amounts provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - RBC Small Cap Core Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A	685	957	1,250	2,079
Class I	92	336	600	1,354

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests at least 80% of its assets in common stocks of small companies. The Fund currently considers “small companies” to be those within the market capitalization range of the Russell 2000® Index at the time of initial purchase by the Fund. As of May 29, 2015, the market capitalization range of the Russell 2000® Index was $177 million to $4.3 billion.

The Fund seeks to provide long-term growth of capital while taking a low risk approach to small company investing. The Fund selects stocks of companies that are selling at prices the Advisor believes are attractive in relation to the companies’ fundamental financial characteristics and business prospects. The Advisor uses a bottom-up approach to select stocks for the Fund’s portfolio with a focus on companies’ competitive positions, strong balance sheets, and profit margin improvement potential. The Advisor believes that portfolios of smaller companies with low valuations, long-term attractive business fundamentals, and near-term profitability improvement potential should produce strong absolute and risk-adjusted returns over time.

Principal Risks

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor’s ability to make investment decisions that are suited to achieve the Fund’s investment objective.

Equity Market Risk. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. The values of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses. A Fund’s investments may be overweighted from time to time in one or more sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.

Small Company Risk. The value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities of larger companies, due to narrow markets and limited resources of smaller companies. The Fund’s investments in smaller companies subject it to greater levels of credit, market and issuer risk.

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund’s average annual total returns (before and after taxes) compare with those of a broad-based securities index. The bar chart shows the Fund’s performance for the past ten years. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

RBC Small Cap Core Fund – Class I Annual Total Returns

During the periods shown in the chart for the RBC Small Cap Core Fund - Class I:
	Quarter	Year	Returns
Best quarter:	Q2	2009	28.47%
Worst quarter:	Q4	2008	(26.15)%

Performance Table

The table below shows before and after-tax returns for Class I shares only. Before-tax returns for Class A shares assume applicable maximum sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares. Class I shares were previously designated Class S shares prior to November 27, 2012. The inception date of the Fund (Class S) is August 5, 1991. Performance shown for periods prior to the inception date of Class A (April 19, 2004) is based on the performance of Class S shares, adjusted to reflect the fees and expenses and any applicable sales charges of the applicable class.

Average Annual Total Returns - RBC Small Cap Core Fund	Past Year	Past 5 Years	Past 10 Years	Since Inception	Inception Date
Class I	(7.27%)	9.30%	7.83%	10.27%	Aug. 05, 1991
Class I | Return After Taxes on Distributions	(7.58%)	8.47%	6.68%	9.02%	Aug. 05, 1991
Class I | Return After Taxes on Distributions and Sale of Shares	(3.36%)	7.41%	6.30%	8.66%	Aug. 05, 1991
Class A	(12.83%)	7.75%	6.90%	9.72%	Apr. 19, 2004
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	(4.41%)	9.19%	6.80%	9.51%	Jul. 31, 1991

RBC Microcap Value Fund
RBC Microcap Value Fund
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the RBC Funds. More information about these and other discounts is available from your financial professional and under the subheading “Reducing the Initial Sales Charge on Purchases of Class A Shares” on page 51 of this Prospectus.

Shareholder Fees(fees paid directly from your investment)
Shareholder Fees - RBC Microcap Value Fund	Class A		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	none	[1]	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%		2.00%
[1]	A 1.00% contingent deferred sales charge ("CDSC") is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - RBC Microcap Value Fund		Class A	Class I
Management Fees		0.90%	0.90%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		0.54%	0.32%
Acquired Fund Fees and Expenses	[1]	0.02%	0.02%
Total Annual Fund Operating Expenses		1.71%	1.24%
Fee Waiver and/or Expense Reimbursement	[2]	(0.37%)	(0.15%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		1.34%	1.09%
[1]	Total Annual Fund Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[2]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund's business and acquired fund fees and expenses) to 1.32% for Class A and 1.07% for Class I. This expense limitation agreement is in place until January 31, 2017 and may not be terminated by the Advisor prior to that date. The Fund will carry forward, for a period not to exceed 12 months from the date on which the Advisor waives fees or pays expenses, any expenses in excess of the expense limitation and repay the Advisor such amounts provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - RBC Microcap Value Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A	704	1,049	1,417	2,449
Class I	111	379	667	1,487

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets in microcap value stocks. The Fund buys microcap value stocks using a quantitative model. Microcap value stocks combine the characteristics of “microcap stocks” and “value stocks.” The Fund defines “microcap stocks” as stocks of companies that have market capitalization at the time of the Fund’s initial purchase of between $20 million and the market capitalization that marks the point between the 8th and 9th deciles of New York Stock Exchange listed stocks (“upper limit”). At the close of business on November 27, 2015, this “upper limit” was approximately $501.16 million. The Fund defines “value stocks” primarily as those with low price-to-book characteristics.

Stocks may be purchased for the Fund’s portfolio if they meet the “microcap stock” and “value stock” criteria described above, are issued by companies which have reported net income for the twelve month period prior to purchase of the stock, and have a low price-to-book valuation. Low liquidity may eliminate a stock which otherwise meets market capitalization and value criteria or may result in the stock being assigned a lower portfolio weighting. There will be a portfolio review, which may result in a readjustment of holdings, at least once per year. Sales of portfolio holdings may be made gradually over time as required by the liquidity criteria of an individual security.

Principal Risks

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor’s ability to make investment decisions that are suited to achieve the Fund’s investment objective.

Equity Market Risk. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. The values of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses. A Fund’s investments may be overweighted from time to time in one or more sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.

Model and Data Risk. The Advisor uses a quantitative model to buy stocks. To the extent the model used by the Advisor or the information and data supplied by third parties are incorrect or incomplete, the decisions made by the Advisor in reliance thereon could expose the Fund to potential risks and could lead to the Fund incurring losses on its investments.

Small and Micro Company Risk. Stocks of smaller and less seasoned companies involve greater risks than those of larger companies. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies. As a result, a Fund’s net asset value may be subject to rapid and substantial changes. Small company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of stock of a smaller company, the Fund may have to sell at a lower price than the Advisor might prefer, or it may have to sell in small quantities over a period of time. Small company risk can be intensified when investing in micro-cap companies. The prices of micro-cap stocks are generally more volatile and their markets are less liquid relative to larger companies. An investment in the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger companies.

Value Investing Risk. Value stocks may not increase in price as anticipated by the Advisor if they fall out of favor with investors or the markets favor faster-growing companies.

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund’s average annual total returns (before and after taxes) compare with those of a broad-based securities index. The bar chart shows the Fund’s performance for the past 10 years. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

RBC Microcap Value Fund – Class I Annual Total Returns

During the periods shown in the chart for the RBC Microcap Value Fund – Class I:
	Quarter	Year	Returns
Best quarter:	Q2	2009	26.17%
Worst quarter:	Q4	2008	(29.79)%

Performance Table

The table below shows before and after-tax returns for Class I shares only. Before-tax returns for Class A shares assume applicable maximum sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares. Class I shares were previously designated Class S shares prior to November 27, 2012. The inception date of the Fund (Class S) is September 10, 1987. Performance shown for periods prior to the inception date of Class A (April 19, 2004) is based on the performance of Class S shares, adjusted to reflect the fees and expenses and any applicable sales charges of the applicable class.

Average Annual Total Returns - RBC Microcap Value Fund	Past Year	Past 5 Years	Past 10 Years	Since Inception	Inception Date
Class I	(5.09%)	11.07%	6.25%	9.36%	Sep. 10, 1987
Class I | Return After Taxes on Distributions	(5.45%)	10.72%	5.69%	7.98%	Sep. 10, 1987
Class I | Return After Taxes on Distributions and Sale of Shares	(2.58%)	8.83%	5.02%	7.50%	Sep. 10, 1987
Class A	(10.78%)	9.50%	5.36%	8.86%	Apr. 19, 2004
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)	(7.47%)	7.67%	5.57%	9.60%	Aug. 31, 1987

RBC Small Cap Value Fund
RBC Small Cap Value Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees(fees paid directly from your investment)
Shareholder Fees	RBC Small Cap Value Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	RBC Small Cap Value Fund Class I
Management Fees	0.80%
Distribution and Service (12b-1) Fees	none
Other Expenses	2.70%
Total Annual Fund Operating Expenses	3.50%
Fee Waiver and/or Expense Reimbursement	(2.50%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.00%
[1]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding distribution fees, brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund's business and acquired fund fees and expenses) to 1.00% of the Fund's average daily net assets. This expense limitation agreement is in place until January 31, 2017 and may not be terminated by the Advisor prior to that date. The Fund will carry forward, for a period not to exceed 3 years from the end of the fiscal year in which the Advisor waives fees or pays expenses, any expenses in excess of the expense limitation and repay the Advisor such amounts provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
RBC Small Cap Value Fund | Class I | USD ($)	102	841	1,602	3,608

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests at least 80% of its assets in common stocks of small companies that are considered to be undervalued in relation to earnings, dividends and/or assets. Small companies are defined by the Fund as companies that fall within the market capitalization range of the Russell 2000® Value Index at the time of purchase. The Russell 2000® Value Index is an unmanaged index of common stock prices that measures the performance of those Russell 2,000 companies with lower price-to-book ratios and lower forecasted growth values. As of May 29, 2015, the market capitalization range for the Russell 2000® Value Index was approximately $177 million to $4.3 billion.

The Advisor uses a disciplined, bottom-up approach to select stocks for the Fund’s portfolio with a focus on fundamental research and qualitative analysis. This analysis considers factors such as attractive and sustainable business fundamentals, near-term profitability improvement potential, financial strength, management strength and low valuation. The Fund normally invests for the long-term, but may sell a security at any time the Advisor considers the security to be overvalued or otherwise unfavorable. The Fund expects to invest primarily in securities of U.S.-based companies, but may also invest in securities of non-U.S. companies.

The Fund may invest in the aggregate up to 20% of its assets in companies with public stock market capitalizations outside the range of companies constituting the Russell 2000® Value Index at the time of investment and in fixed income securities, such as government, corporate and bank debt obligations.

Principal Risks

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor’s ability to make investment decisions that are suited to achieve the Fund’s investment objective.

Equity Market Risk. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. The values of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses. A Fund’s investments may be overweighted from time to time in one or more sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.

Smaller Company Risk. The risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities of larger companies, due to narrow markets and limited resources of smaller companies. The Fund’s investments in smaller companies subject it to greater levels of credit, market and issuer risk.

Value Investing Risk. Value stocks may not increase in price as anticipated by the Advisor if they fall out of favor with investors or the markets favor faster-growing companies.

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing the Fund’s performance for its first year of operations and by showing how the Fund’s average annual total returns (before and after taxes) compare with those of a broad-based securities index. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

RBC Small Cap Value Fund – Class I Annual Total Return

During the periods shown in the chart for the RBC Small Cap Value Fund – Class I:
	Quarter	Year	Returns
Best quarter:	Q1	2015	2.65%
Worst quarter:	Q3	2015	(8.64)%

Performance Table

The table below shows before and after-tax returns for Class I shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares. The inception date of the Fund is December 3, 2014.

Average Annual Total Returns - RBC Small Cap Value Fund	Past Year	Since Inception	Inception Date
Class I	(2.10%)	0.04%	Dec. 03, 2014
Class I | Return After Taxes on Distributions	(2.87%)	(0.80%)	Dec. 03, 2014
Class I | Return After Taxes on Distributions and Sale of Shares	(0.95%)	(0.22%)	Dec. 03, 2014
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)	(7.47%)	(4.57%)	Nov. 30, 2014

Access Capital Community Investment Fund
Access Capital Community Investment Fund
Investment Objective
The Fund seeks to invest in geographically specific debt securities located in portions of the United States designated by Fund shareholders.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and under the subheading “Reducing the Initial Sales Charge on Purchases of Class A Shares” on page 30 of this Prospectus.

Shareholder Fees(fees paid directly from your investment)
Shareholder Fees - Access Capital Community Investment Fund	Class A		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	3.75%		none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	none	[1]	none
[1]	A 1.00% contingent deferred sales charge ("CDSC") is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Access Capital Community Investment Fund		Class A	Class I
Management Fees		0.50%	0.50%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.31%	0.13%
Total Annual Fund Operating Expenses		1.06%	0.63%
Fee Waiver and/or Expense Reimbursement		(0.06%)	none
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		1.00%	0.63%
[1]	The Advisor has contractually agreed to waive fees and/or pay operating expenses through January 31, 2017, to maintain Other Expenses, which does not include Interest Expense, Management Fees or Distribution and Service (12b-1) Fees, at 0.20% of the Fund's average daily net assets. The Fund will carry forward, for a period not to exceed 12 months from the date on which the Advisor waives fees or pays expenses, any expenses in excess of the expense limitation and repay the Advisor such amounts, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Access Capital Community Investment Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A	473	694	932	1,615
Class I	64	202	351	786

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in high quality debt securities and other debt instruments supporting affordable housing and community development and servicing low- and moderate-income (“LMI”) individuals and communities in areas of the United States designated by Fund shareholders. Within those parameters, the Fund seeks a competitive return consisting of current income and capital appreciation. The Fund defines instruments supporting the “affordable housing industry” to include mortgage-backed securities, small business loans, municipal securities, and other instruments supporting affordable housing and community development, and serving LMI individuals and communities. These investments may involve private placement transactions and may include variable rate instruments. The Fund is non-diversified and, therefore, compared to a diversified investment company, the Fund may invest a greater percentage of its assets in securities of a particular issuer. The Fund may borrow money from banks and enter into reverse repurchase agreements to obtain additional funds to make investments.

Community Investments. At the time of their share purchase, investors meeting certain investment levels may elect to have their investment amount invested in particular areas of the United States as their preferred geographic focus or Designated Target Region. If, after six months, the Advisor is unable to make appropriate investments in a shareholder’s Designated Target Region, the shareholder will have the option to redefine its Designated Target Region. Each shareholder’s returns will be based on the investment performance of the Fund’s blended overall portfolio of investments and not just on the performance of the assets in the Designated Target Region(s) selected by that shareholder.

The Fund expects that substantially all or most of its investments will be considered eligible for regulatory credit under the Community Reinvestment Act of 1977 (“CRA”) and that shares of the Fund will be eligible for regulatory credit under the CRA. The Fund intends to invest solely in qualified investments in Designated Target Regions.

Investment Program. The Fund is designed for investors seeking a competitive return on high quality debt securities that support affordable housing and/or underlying community development activities in distinct parts of the United States. Not all of the investors in the Fund are subject to CRA requirements, but may be seeking to make investments in underserved communities or to fulfill other socially responsible related investment objectives. Investors that are not subject to the CRA requirements do not receive CRA credit for their investments.

Concentration in the Affordable Housing Industry. The Fund concentrates in the affordable housing industry, which means it will invest at least 25% of its total assets in the affordable housing industry. The Fund may, however, invest up to 100% of its total assets in the affordable housing industry. The Fund will invest a significant amount of its assets in securities issued by Government National Mortgage Association (“Ginnie Mae”) and government sponsored enterprises (“GSEs”), such as the Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Housing Administration (“FHA”) project loans, and tax-exempt debt issued by state housing finance authorities (“HFAs”) to finance their work in affordable housing.

Credit Quality. The Fund will invest at least 75% of its total assets in securities (i) having a rating in the highest rating category assigned by a nationally recognized statistical rating organization; or (ii) if unrated, deemed by the Advisor to be of comparable quality to securities which are so rated; or (iii) issued or guaranteed by the U.S. Government, government agencies, or GSEs (together, “First Tier Holdings”). The remainder of the Fund’s total assets will be invested in First Tier Holdings or in securities rated at least in the second highest category assigned by a nationally recognized statistical rating organization, or, if unrated, deemed by the Advisor to be of comparable quality.

Duration. From time to time, the Advisor may seek to maintain an overall average dollar-weighted portfolio duration for the Fund that is within certain percentage ranges (such as 25%) above or below a selected benchmark index. The duration of a bond is a measure of the approximate price sensitivity to changes in interest rates and is expressed in years. The longer the duration of the bond, the more sensitive the bond’s price is to changes in interest rates. The Advisor may use interest rate futures contracts, options on futures contracts and swaps to manage the Fund’s target duration.

Principal Risks

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Advisor and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. Additionally, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

Call Risk. Call risk is the chance that during periods of falling interest rates, a bond issuer will “call” – or repay – a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income.

Concentration Risk. The Fund’s investments are expected to be closely tied to the affordable housing industry and its performance may be more volatile than the performance of a fund that does not concentrate its investments in a particular economic industry or sector.

Coordination of Investments Risk. Many of the fixed-income private placement debt securities purchased by the Fund are developed by a variety of organizations that rely on other entities. A lack of interest of other entities in developing investments could adversely affect the economic and financial objectives of the Fund. A limited or dwindling supply of funds available for credit enhancement on Fund investments may adversely affect full realization of the Fund’s investment objective. Regulatory or statutory changes may affect the willingness or ability of housing related entities to work in the affordable housing private placement area.

CRA Strategy Risk. Portfolio decisions take into account the Fund’s goal of holding securities in designated geographic areas and will not be exclusively based on the investment characteristics of the securities, which may or may not have an adverse effect on the Fund’s investment performance. CRA qualified securities in geographic areas sought by the Fund may not provide as favorable a return as CRA qualified securities in other geographic areas. The Fund may sell securities for reasons relating to CRA qualification at times when such sales may not be desirable and may hold short-term investments that produce relatively low yields pending the selection of long-term investments believed to be CRA qualified.

Duration Management Risk. The Fund’s investments in derivative instruments to manage duration can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s investments in bonds and other securities.

Government Obligations Risk. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises (such as Fannie Mae and Freddie Mac) have historically involved little risk of loss of principal if held to maturity. However, the maximum potential liability of the issuers of some of these securities may greatly exceed their current resources and no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law. In September 2008, the U.S. Treasury and the Federal Housing Finance Agency (“FHFA”) announced that Fannie Mae and Freddie Mac would be placed into a conservatorship under FHFA. The effect that this conservatorship will have on the entities’ debt and securities guaranteed by the entities remains unclear. Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Interest Rate Risk. The Fund’s yield will fluctuate as the general level of interest rates change. During periods when interest rates are low, the Fund’s yield will also be low. The values of some or all of the Fund’s investments may change in response to movements in interest rates. If interest rates rise, the values of debt securities will generally fall and vice versa. In general, the longer the average maturity or duration of the Fund’s investment portfolio, the greater the sensitivity to changes in interest rates.

Issuer/Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which would cause the Fund to lose money. There can be no assurance of the continued availability of support from GSEs, HFAs, or other credit enhancers and changes in their credit ratings may constrain their value to the Fund as potential sources of credit enhancement.

Leverage Risk. Leverage may result from certain transactions, borrowing and reverse repurchase agreements. Leverage may exaggerate the effect of a change in the value of the Fund’s portfolio securities, causing the Fund to be more volatile than if leverage was not used.

Liquidity Risk. The Fund may invest up to 15% of its net assets in illiquid securities or repurchase agreements with a maturity longer than seven days. There can be no assurance that a market will exist for an illiquid security at a certain time and it may be difficult or impossible to sell illiquid securities at desirable prices.

Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers and be more sensitive to any single economic, business, political or regulatory occurrence than a diversified fund.

Prepayment Risk. The value of some mortgage-backed and asset-backed securities in which the Fund invests may fall due to unanticipated levels of principal prepayments that can occur when interest rates decline.

Qualification for CRA Credit Risk. For an institution to receive CRA credit with respect to Fund shares, the Fund must hold CRA qualifying investments that relate to the institution’s delineated CRA assessment area. The Fund expects that substantially all or most investments will be considered eligible for regulatory credit under the CRA but there is no guarantee that an investor will receive CRA credit for their investment in the Fund.

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund’s average annual total returns (before and after taxes) compare with those of broad-based securities indexes. The bar chart shows the Fund’s performance for the past ten years. The Fund commenced operations on July 28, 2008 and the performance reflects the returns of a predecessor fund for the periods prior to July 28, 2008. The Fund’s performance was restated in September 2009 to reflect (i) corrections in the amounts of certain historical dividend payments, and (ii) corrections to dates during the 2003 through 2006 time period on which certain dividend payments were reinvested. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

Annual Total Returns for Class I Shares

During the periods shown in the chart for the Fund:
	Quarter	Year	Returns
Best quarter:	Q3	2006	3.80%
Worst quarter:	Q2	2013	(2.28)%

Performance Table

The table below shows after-tax returns for Class I shares only. Before-tax returns for Class A shares assume applicable maximum sales charges. After-tax returns for Class A shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as qualified retirement plans. The inception date of the Fund (Class I) is June 23, 1998. Since inception performance is based on an inception date of July 1, 1998. Performance shown for Class A prior to its inception date (January 29, 2009) is based on the performance of Class I shares, adjusted to reflect the fees and expenses of Class A shares and the applicable sales charges. Each index below shows how the Fund’s performance compares with the returns of a broad-based securities market index.

Average Annual Total Returns - Access Capital Community Investment Fund	Past Year	Past 5 Years	Past 10 Years	Since Inception	Inception Date
Class I	1.21%	2.69%	4.01%	4.53%	Jun. 23, 1998
Class I | Return After Taxes on Distributions	(0.16%)	1.16%	2.35%	2.62%	Jun. 23, 1998
Class I | Return After Taxes on Distributions and Sale of Shares	0.69%	1.44%	2.45%	2.73%	Jun. 23, 1998
Class A	(3.01%)	1.58%	3.37%	4.00%	Jan. 29, 2009
Barclays U.S. Securitized Index (reflects no deduction for fees, expenses or taxes)	1.47%	3.02%	4.57%	5.12%	Jun. 30, 1998
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.55%	3.25%	4.51%	5.12%	Jun. 30, 1998